BANK LOANS	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
BANK LOANS

9. BANK LOANS

The bank loans as of December 31, 2020 and 2021 are set out below:

Bank loans	Currency	Period	Interest rate	Third Party guarantee	Director’s Personal guarantee	Carrying amount
						SGD’000
Secured floating rate bank loans	SGD	2020 - 2026	SIBOR+1.25% to +1.5%	NIL		10,305
	USD	2029	London Inter Bank Offer Rate +1.25%	NIL		211
December 31, 2020					3,430	10,516

Secured floating rate bank loans	SGD	2021 - 2026	SIBOR+1.25% to +1.5%	NIL		9,692
	USD	2029	London Inter Bank Offer Rate +1.25%	NIL		186
December 31, 2021					3,430	9,878

Bank loans	Carrying amount	Within 1 year	2021	2022	2023	2024	Thereafter
	SGD’000
Secured floating rate bank loans	10,305	5,614	432	415	196	180	3,468
	211	24	24	24	24	24	91
December 31, 2020	10,516	5,638	456	439	220	204	3,559

	Carrying amount	Within 1 year	2022	2023	2024	2025	Thereafter
Secured floating rate bank loans	9,692	5,432	437	198	180	180	3,265
	186	24	24	24	24	24	66
December 31, 2021	9,878	5,456	461	222	204	204	3,331